UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT RESEARCH FUND
                                                                           OCTOBER 31, 2007
                                                                                (UNAUDITED)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 99.6%**
-------------------------------------------------------------------------------------------

                                                                    SHARES          VALUE
                                                                  -----------   -----------

  BROADCASTING, NEWSPAPERS & ADVERTISING - 0.4%
     Shaw Communications, Cl B ...........................          12,000      $   335,040
                                                                                -----------

  ELECTRIC UTILITIES - 24.6%
     Constellation Energy Group ..........................          40,010        3,788,947
     Duke Energy .........................................         100,000        1,917,000
     Edison International ................................          20,000        1,163,000
     Exelon ..............................................          50,000        4,139,000
     Great Plains Energy .................................          35,000        1,044,400
     Integrys Energy Group ...............................          22,000        1,183,820
     ITC Holdings ........................................          30,000        1,717,200
     National Grid ADR ...................................          34,000        2,788,000
     Northeast Utilities .................................          15,000          462,450
     PPL .................................................          10,000          517,000
     Sierra Pacific Resources ............................         183,000        3,087,210
     TransAlta ...........................................          10,000          359,200
                                                                                -----------
                                                                                 22,167,227
                                                                                -----------
  ENERGY - 20.9%
     ConocoPhillips ......................................          37,000        3,143,520
     EnCana ..............................................          33,000        2,300,100
     Exxon Mobil .........................................          23,000        2,115,770
     GlobalSantaFe .......................................          10,000          810,300
     Halliburton .........................................          11,000          433,620
     Hercules Offshore * .................................          27,500          743,600
     PetroChina ADR ......................................           6,000        1,575,600
     Schlumberger ........................................           7,200          695,304
     Total ADR ...........................................          18,000        1,450,980
     Transocean * ........................................          17,569        2,097,211
     Ultra Petroleum * ...................................          30,000        2,125,800
     XTO Energy ..........................................          20,000        1,327,600
                                                                                -----------
                                                                                 18,819,405
                                                                                -----------
  FINANCIAL SERVICES - 2.4%
     Berkshire Hathaway, Cl B * ..........................             500        2,207,000
                                                                                -----------

  GAS - 28.3%
     Diamond Offshore Drilling ...........................          13,000        1,471,990
     Energen .............................................          50,000        3,200,000
     Equitable Resources .................................          60,000        3,379,200
     Oneok ...............................................          64,000        3,196,160
     Sempra Energy .......................................          76,000        4,674,760
     South Jersey Industries .............................          70,000        2,629,200
     Spectra Energy ......................................         115,000        2,987,700
     Williams ............................................         110,000        4,013,900
                                                                                -----------
                                                                                 25,552,910
                                                                                -----------
  INDUSTRIALS - 1.8%
     General Electric ....................................          40,000        1,646,400
                                                                                -----------


THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT RESEARCH FUND
                                                                           OCTOBER 31, 2007
                                                                                (UNAUDITED)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------

                                                                    SHARES          VALUE
                                                                  -----------   -----------
  MISCELLANEOUS - 0.3%

     General Maritime ....................................           8,000        $ 225,440
                                                                                -----------

  TELECOMMUNICATION SERVICES - 20.9%

     America Movil, Ser L ADR ............................          44,000        2,877,160
     AT&T ................................................         103,000        4,304,370
     BCE .................................................          50,000        2,180,500
     Citizens Communications .............................         225,000        2,961,000
     CommScope * .........................................          66,500        3,136,805
     Telefonica ADR ......................................           1,000           99,450
     Vodafone Group ADR ..................................          46,000        1,806,420
     Windstream ..........................................         110,335        1,484,006
                                                                                -----------
                                                                                 18,849,711
                                                                                -----------
     TOTAL COMMON STOCK
        (Cost $64,185,894) ...............................                       89,803,133
                                                                                -----------

-------------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 1.6%
-------------------------------------------------------------------------------------------
   CASH EQUIVALENT (A) -- 1.6%

     SEI Daily Income Trust Treasury II Fund, Cl B, 3.200%
        (Cost $1,410,142) ................................       1,410,142        1,410,142
                                                                                -----------

     TOTAL INVESTMENTS - 101.2%
        (Cost $65,596,036)  + ............................                      $91,213,275
                                                                                -----------


PERCENTAGES ARE BASED ON NET ASSETS OF $90,152,182.

*  NON-INCOME PRODUCING SECURITY.
** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
SER -- SERIES

  + AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $65,596,036, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,728,544 AND $(111,305), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 WHR-QH-001-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Advisors' Inner Cirlce Fund II

By (Signature and Title)*           /s/ James F. Volk
                                    ----------------------------------
                                    James F. Volk
                                    President

Date: December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ James F. Volk
                                    ----------------------------------
                                    James F. Volk
                                    President

Date: December 21, 2007


By (Signature and Title)*           /s/  Michael Lawson
                                    ----------------------------------
                                    Michael Lawson
                                    Controller and Chief Financial Officer

Date: December 21, 2007

* Print the name and title of each signing officer under his or her signature.